Fair Value Measurements - Nonrecurring Basis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Electronics and Energy and Industrial business segments | Fair value on a nonrecurring basis
Assets and Liabilities Measured on Recurring or Nonrecurring Basis
Impairment of long-lived asset	$ 61